Biological Assets - Additional Information (Details) - kg	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in biological assets [abstract]
Estimated biological assets to be harvested	2,230	3,904
Harvested biological assets	15,064	19,854